UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07278

Nuveen Arizona Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments
	Nuveen Arizona Premium Income Municipal Fund (NAZ)
	November 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 145.5% (100.0% of Total Investments)
	Consumer Staples – 0.6% (0.4% of Total Investments)
$ 1,010	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/15 at 100.00	BBB+	$ 1,013,222
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 22.5% (15.4% of Total Investments)
3,480	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Bonds,	No Opt. Call	AA	3,880,513
	Series 2013A, 5.000%, 7/01/43
1,400	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	No Opt. Call	Aa3	1,660,316
	Economic and Educational Development, Series 2013, 5.000%, 8/01/21
2,240	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Tender Option Bond	No Opt. Call	Aa2	3,248,224
	Trust 4310, 17.707%, 6/01/20 (IF) (4)
	Arizona State University, System Revenue Bonds, Series 2005:
2,705	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	Aa3	2,780,740
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	Aa3	770,955
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	2,231,000
	Refunding Series 2007, 5.000%, 5/15/31
3,775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A+	4,184,286
	Refunding Series 2010, 5.125%, 5/15/40
1,875	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	2,117,794
910	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	992,983
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice	9/22 at 100.00	BB+	941,031
	Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42
755	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo	7/22 at 100.00	BB–	788,016
	Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012,
	7.500%, 7/01/42
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy	7/24 at 100.00	N/R	567,015
	Traditional Schools Project, Series 2014A, 6.750%, 7/01/44
585	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	627,430
	Academies – Veritas Project, Series 2012, 6.300%, 7/01/42
745	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock	7/20 at 100.00	N/R	747,384
	Academy Charter School Project, Series 2012A, 7.500%, 7/01/42
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	3,924,827
	Project, Series 2012, 5.000%, 6/01/42 (UB) (4)
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	207,888
	Heights Charter School, Series 2014, 7.250%, 5/01/44
1,045	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	1,046,035
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	733,900
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
1,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon	12/14 at 100.00	BBB	1,003,420
	Community Learning Center Project, Series 2000, 5.250%, 6/01/35
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
745	6.000%, 6/01/40	6/19 at 100.00	BB+	776,871
200	6.100%, 6/01/45	6/19 at 100.00	BB+	209,028
655	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise	6/16 at 100.00	BB+	665,205
	Education Center Charter School, Series 2006, 6.000%, 6/01/36
1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	1,055,420
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
780	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	876,283
	Project, Series 2014, 5.000%, 6/01/39 – BAM Insured
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project,	No Opt. Call	AA–	295,345
	Series 2008, 5.000%, 7/01/22
1,350	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	3/15 at 100.00	BB+	1,351,607
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
825	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds,	3/21 at 100.00	BB+	970,035
	Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.875%, 3/01/42
35,090	Total Education and Civic Organizations			38,653,551
	Health Care – 25.4% (17.5% of Total Investments)
3,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	3,778,040
	2007A, 5.000%, 1/01/25
7,730	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	8,364,092
	2008D, 5.500%, 1/01/38
1,200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/24 at 100.00	AA–	1,337,616
	2014A, 5.000%, 1/01/44
5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	5,477,604
	Hospital, Refunding Series 2012A, 5.000%, 2/01/42
1,840	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	A–	1,879,505
	Network, Series 2005B, 5.000%, 12/01/37
2,965	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	A–	3,071,206
	Network, Series 2007, 5.000%, 12/01/42
7,560	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	8,016,775
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
120	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	5/15 at 100.00	AA+	120,546
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA	1,219,053
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional
	Medical Center, Series 2005:
1,415	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB	1,435,093
1,160	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB	1,173,758
2,585	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	BBB	3,053,247
	6.000%, 7/01/39
	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2013:
200	5.000%, 7/01/19	No Opt. Call	BBB	223,492
800	5.000%, 7/01/20	No Opt. Call	BBB	897,104
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai
	Regional Medical Center, Series 2013A:
210	5.000%, 8/01/19	No Opt. Call	Baa1	231,960
1,000	5.250%, 8/01/33	8/23 at 100.00	Baa1	1,114,860
	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical
	Center, Series 2014A:
1,000	5.000%, 8/01/22	No Opt. Call	A–	1,160,140
1,000	5.250%, 8/01/32	8/24 at 100.00	A–	1,149,610
40,505	Total Health Care			43,703,701
	Long-Term Care – 0.8% (0.6% of Total Investments)
550	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	554,796
	Campus Project, Series 2006, 5.100%, 10/01/22
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe	12/21 at 100.00	N/R	839,951
	Project, Refunding Series 2012A, 6.000%, 12/01/32
1,330	Total Long-Term Care			1,394,747
	Tax Obligation/General – 19.1% (13.1% of Total Investments)
2,500	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/24	No Opt. Call	AAA	3,125,625
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds,
	Refunding Series 2014:
1,000	5.000%, 7/01/26	7/24 at 100.00	AA–	1,191,820
525	5.000%, 7/01/27	7/24 at 100.00	AA–	622,288
2,140	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	2,351,560
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,119,160
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
1,020	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	AA	1,099,999
	Elementary School, Series 2002A, 5.375%, 7/01/16 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	903,596
	Series 2011, 5.000%, 7/01/23
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	A1	1,336,464
	Series 2008, 5.000%, 7/01/27 – AGM Insured
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	Aa2	1,448,358
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,664,810
	Series 2011A, 6.000%, 7/01/30 – AGM Insured
1,000	Pima County Unified School District 08 Flowing Wells, Arizona, General Obligation Bonds,	7/21 at 100.00	A+	1,121,670
	Series 2011B, 5.375%, 7/01/29
2,895	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School	7/24 at 100.00	AA	3,300,590
	Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured
1,750	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,953,473
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
4,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A	5,063,634
	2008C, 5.250%, 7/01/28
	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999:
1,310	5.000%, 7/01/32	7/21 at 100.00	AAA	1,498,024
1,360	5.000%, 7/01/33	7/21 at 100.00	AAA	1,550,781
1,705	5.000%, 7/01/34	7/21 at 100.00	AAA	1,938,653
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation
	Bonds, School Improvement Project 2012, Series2014B:
715	4.500%, 7/01/33	7/24 at 100.00	AA–	790,919
665	4.500%, 7/01/34	7/24 at 100.00	AA–	732,145
28,865	Total Tax Obligation/General			32,813,569
	Tax Obligation/Limited – 37.2% (25.6% of Total Investments)
2,310	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	2,503,116
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/36
	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Subordinate Series 2011A:
1,275	5.000%, 7/01/16	No Opt. Call	AA+	1,369,975
1,025	5.000%, 7/01/36	7/21 at 100.00	AA+	1,145,776
	Buckeye, Arizona, Festival Ranch Community Facilities District General Obligation Bonds,
	Series 2012:
345	5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	383,126
1,085	5.000%, 7/15/31 – BAM Insured	7/22 at 100.00	AA	1,180,610
612	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	614,313
	2005, 5.500%, 7/15/29
498	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds,	7/23 at 100.00	N/R	518,049
	Assessment District 1, Series 2013, 5.250%, 7/01/38
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
433	5.700%, 7/01/27	1/17 at 100.00	N/R	444,228
466	5.800%, 7/01/32	1/17 at 100.00	N/R	475,558
677	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	1/15 at 100.00	N/R	679,045
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,500	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation	No Opt. Call	A–	1,715,055
	Refunding Bonds, Series 2013, 5.000%, 7/15/23
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	A	567,304
200	5.125%, 1/01/42	1/22 at 100.00	A	218,476
1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	1,641,660
2,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA–	2,446,508
	8/01/22 – NPFG Insured
1,550	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	1,657,803
	8/01/23 – NPFG Insured
250	La Paz County, Arizona, Excise Tax Revenue Bonds, Judgment Series 2011A, 4.750%, 7/01/36	7/17 at 100.00	AA	258,643
1,425	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	AA	1,595,288
3,059	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	3,110,422
	4.600%, 1/01/26
680	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	699,088
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
1,160	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	1,281,150
	Series 2008A, 7.400%, 7/15/33
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA–	341,409
1,500	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	1,513,725
	2006, 5.300%, 7/15/31
1,000	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,020,750
	Bonds, Series 2007, 5.800%, 7/15/32
400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	402,724
	Series 2006, 5.350%, 7/15/31
1,010	Phoenix Civic Improvement Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds,	No Opt. Call	AA	1,197,739
	Light Rail Project, Series 2013, 5.000%, 7/01/20
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	No Opt. Call	A+	2,729,798
	JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,	7/22 at 100.00	AA+	631,289
	Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)
2,095	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	4/15 at 100.00	BBB–	2,098,017
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008,	6/16 at 102.00	A3	1,190,377
	7.750%, 6/15/29
1,000	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds,	No Opt. Call	AA+	1,232,630
	Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/22
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
1,400	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	1,564,360
2,100	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	2,323,146
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	3,722,790
	2006, 5.000%, 7/01/24
5,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	7/20 at 100.00	AAA	5,662,448
	Improvements Project, Series 2010, 5.000%, 7/01/36
1,570	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,634,935
	Bonds, Series 2007, 5.900%, 7/15/32
4,000	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012,	7/22 at 100.00	AAA	4,474,600
	5.000%, 7/01/37
1,750	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	1,922,918
	Series 2010A, 5.000%, 10/01/29
3,145	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series	7/15 at 100.00	A1	3,195,446
	2005, 5.750%, 7/15/24
1,567	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,606,520
	2005, 6.000%, 7/01/30
1,000	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	1,009,160
	Bonds Series 2006, 5.250%, 7/15/31
58,897	Total Tax Obligation/Limited			63,979,974
	Transportation – 2.7% (1.9% of Total Investments)
180	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	192,420
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding
	Series 2013:
1,785	5.000%, 7/01/30 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,031,098
2,215	5.000%, 7/01/32 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,499,052
4,180	Total Transportation			4,722,570
	U.S. Guaranteed – 7.3% (5.0% of Total Investments) (5)
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3 (5)	1,486,995
	2006, Series 2008B, 5.750%, 7/01/28 (Pre-refunded 7/01/18)
730	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	N/R (5)	764,113
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	AA– (5)	1,028,760
	Series 2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15) – FGIC Insured
665	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	714,316
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
655	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	665,847
	4/01/16 (Pre-refunded 4/01/15)
1,300	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24	7/15 at 100.00	AA (5)	1,337,466
	(Pre-refunded 7/01/15) – AGM Insured
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	Aa2 (5)	706,003
	Insured (ETM)
4,300	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+ (5)	4,422,894
	Bonds, Series 2005, 5.000%, 7/01/25 (Pre-refunded 7/01/15) – SYNCORA GTY Insured
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	AA– (5)	1,439,374
	2006, 5.000%, 7/01/21 (Pre-refunded 7/01/16) – NPFG Insured
11,885	Total U.S. Guaranteed			12,565,768
	Utilities – 20.1% (13.8% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB+	1,593,386
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,
	Hoover Project, Series 2001:
1,000	5.250%, 10/01/15	No Opt. Call	AA	1,042,310
1,500	5.250%, 10/01/17	No Opt. Call	AA	1,693,260
4,310	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	Aa3	4,836,680
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	414,330
	FGIC Insured
3,335	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB+	3,348,473
	Company, Refunding Series 2008, 5.750%, 9/01/29
1,800	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	2,012,580
	2011, 5.250%, 7/01/36
2,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	No Opt. Call	Aa1	2,083,160
	Revenue Bonds, Series 2005A, 5.000%, 1/01/35
2,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	3,399,600
	Revenue Bonds, Tender Option Bond Trust 09-9W, 18.055%, 1/01/38 (IF) (4)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A–	5,461,290
5,665	5.000%, 12/01/37	No Opt. Call	A–	6,474,810
2,370	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	2,194,193
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
30,845	Total Utilities			34,554,072
	Water and Sewer – 9.8% (6.7% of Total Investments)
500	City of Goodyear, Arizona Subordinate Lien Water and Sewer Revenue Obligations, Series 2011,	7/21 at 100.00	AA	558,240
	5.500%, 7/01/41
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	1/15 at 100.00	BBB+	1,006,407
	Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	579,750
2,855	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	AA–	3,304,948
500	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	563,440
	5.250%, 7/01/33
	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding
	Bonds, Series 2001:
1,250	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,538,038
1,040	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,292,730
1,135	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	AA+	1,350,571
	Junior Lien Series 2014, 5.000%, 7/01/29
1,500	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/26	No Opt. Call	AA–	1,768,035
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2014, 5.000%, 7/01/22	No Opt. Call	AA–	1,205,660
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
990	4.700%, 4/01/22	4/15 at 100.00	A–	1,004,197
1,970	4.900%, 4/01/32	4/17 at 100.00	A–	2,021,122
500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA	609,935
14,745	Total Water and Sewer			16,803,073
$ 227,352	Total Long-Term Investments (cost $230,510,456)			250,204,247
	Floating Rate Obligations – (1.6)%			(2,755,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (45.9)% (6)			(79,000,000)
	Other Assets Less Liabilities – 2.0%			3,482,736
	Net Assets Applicable to Common Shares – 100%			$ 171,931,983

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$250,204,247	$ —	$250,204,247

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $229,374,369.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$20,472,292
Depreciation	(2,397,415)
Net unrealized appreciation (depreciation) of investments	$18,074,877

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2015